Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Commercial paper	$ 0	$ 20
Bank borrowings	5	1
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	81,632	74,484
Commercial paper	0	20
Bank borrowings	5	1
Investment securities	2,735	2,450
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Commercial paper	0	20
Bank borrowings	5	1
Investment securities	2,735	2,450
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 90,367	$ 79,309